SHARE-BASED COMPENSATION - Option awards to new incentive recipients (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2022 $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 shares
SHARE-BASED COMPENSATION
Weighted average exercise price | ¥ / shares			¥ 12.51
Vested and expect to vest (in years)			5 years 10 months 17 days
Vested and expect to vest | ¥ / shares			¥ 19.66
Option awards to new incentive recipients
SHARE-BASED COMPENSATION
Number of options granted			1,158,201	4,286,828
Option awards to new incentive recipients | Senior executive and employees
SHARE-BASED COMPENSATION
Number of options granted				4,286,828
Option awards to new incentive recipients | Senior executive and employees | On 2,000,000 share options
SHARE-BASED COMPENSATION
Vesting term				4 years
Number of shares vest per quarter		125,000
Maximum number of shares grantee may early exercise and accelerate				500,000
Option awards to new incentive recipients | Senior executive and employees | On 26,743 share options
SHARE-BASED COMPENSATION
Number of options granted				26,743
Option awards to new incentive recipients | Senior executive and employees | On 26,743 share options | First portion
SHARE-BASED COMPENSATION
Vesting percentage				33.00%
Option awards to new incentive recipients | Senior executive and employees | On 26,743 share options | Second portion
SHARE-BASED COMPENSATION
Vesting percentage				33.00%
Option awards to new incentive recipients | Senior executive and employees | On 26,743 share options | Third portion
SHARE-BASED COMPENSATION
Vesting percentage				34.00%
Option awards to new incentive recipients | Senior executive and employees | On 2,248,185 share options
SHARE-BASED COMPENSATION
Number of options granted				2,248,185
Option awards to new incentive recipients | Senior executive and employees | On 2,248,185 share options | First portion
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
Option awards to new incentive recipients | Senior executive and employees | On 2,248,185 share options | Second portion
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
Option awards to new incentive recipients | Senior executive and employees | On 2,248,185 share options | Third portion
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
Option awards to new incentive recipients | Senior executive and employees | On 2,248,185 share options | Fourth portion
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
Option awards to new incentive recipients | Senior executive and employees | On 11,900 share options
SHARE-BASED COMPENSATION
Number of options granted				11,900
Option awards to new incentive recipients | Senior executive and employees | On 11,900 share options | First portion
SHARE-BASED COMPENSATION
Vesting percentage				33.00%
Option awards to new incentive recipients | Senior executive and employees | On 11,900 share options | Second portion
SHARE-BASED COMPENSATION
Vesting percentage				33.00%
Option awards to new incentive recipients | Senior executive and employees | On 11,900 share options | Third portion
SHARE-BASED COMPENSATION
Vesting percentage				34.00%
Option Awards To New Incentive Recipients 2022 New Grant
SHARE-BASED COMPENSATION
Vesting percentage	25.00%
Number of options award	60,000
Weighted average exercise price | $ / shares	$ 18.65
Vested and expect to vest (in years)	4 years
Vested and expect to vest | $ / shares	$ 8
Option Awards To New Incentive Recipients 2022 New Grant | On 115806 share option | First portion
SHARE-BASED COMPENSATION
Vesting percentage			33.00%
Option Awards To New Incentive Recipients 2022 New Grant | On 115806 share option | Second portion
SHARE-BASED COMPENSATION
Vesting percentage			33.00%
Option Awards To New Incentive Recipients 2022 New Grant | On 115806 share option | Third portion
SHARE-BASED COMPENSATION
Vesting percentage			34.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees
SHARE-BASED COMPENSATION
Number of options granted			1,158,201
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 115806 share option
SHARE-BASED COMPENSATION
Number of options granted			115,806
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 1,007,458 share option
SHARE-BASED COMPENSATION
Number of options granted			1,007,458
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 1,007,458 share option | First portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 1,007,458 share option | Second portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 1,007,458 share option | Third portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 1,007,458 share option | Fourth portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 12,300 share option
SHARE-BASED COMPENSATION
Number of options granted			12,300
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 12,300 share option | First portion
SHARE-BASED COMPENSATION
Vesting percentage			33.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 12,300 share option | Second portion
SHARE-BASED COMPENSATION
Vesting percentage			33.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 12,300 share option | Third portion
SHARE-BASED COMPENSATION
Vesting percentage			34.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 1,189 share option
SHARE-BASED COMPENSATION
Number of options granted			1,189
Vesting percentage			100.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 21,448 share option
SHARE-BASED COMPENSATION
Number of options granted			21,448
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 21,448 share option | First portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 21,448 share option | Second portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 21,448 share option | Third portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Option Awards To New Incentive Recipients 2022 New Grant | Employees | On 21,448 share option | Fourth portion
SHARE-BASED COMPENSATION
Vesting percentage			25.00%